Material accounting estimates and assumptions - Additional Information (Details) - Financial assets at amortized cost - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Woori Card Co., Ltd.
Disclosure of changes in accounting estimates [line items]
Loans subject to deferred repayment inclusive of interest	₩ 6,764	₩ 6,670
Cumulative increase in the expected credit losses	131	177
Woori Financial Capital Co., Ltd.
Disclosure of changes in accounting estimates [line items]
Loans subject to deferred repayment inclusive of interest	24,384	52,611
Cumulative increase in the expected credit losses	₩ 5,284	₩ 9,846